Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2018 and 2017 are summarized as follows:

(in thousands)	December 31, 2018	December 31, 2017
Prepaid expenses	$48,058	65,159
R&D state tax credit	26,541	22,642
Income taxes receivable	19,362	41,400
Supplies inventory	18,089	17,072
Other	76,305	70,292
Total	$188,355	216,565